Parent Company Only Condensed Financial Information - Condensed statements of comprehensive (loss)/income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
Selling, general and administrative	¥ (9,767,955)	$ (1,375,788)	¥ (5,665,301)	¥ (3,492,385)
Research and development	(10,586,129)	(1,491,025)	(6,780,032)	(3,286,389)
Total operating expenses	(20,089,874)	(2,829,600)	(12,445,333)	(6,778,774)
Loss from operations	7,406,877	1,043,237	(3,654,877)	(1,017,320)
Other (expense)/income:
Interest expense	(86,251)	(12,148)	(106,340)	(63,244)
Others, net	1,048,189	147,634	625,633	187,320
(Loss)/Income before income tax	10,451,763	1,472,100	(2,159,355)	(152,812)
Income tax expense	1,357,362	191,180	127,007	(168,643)
Net (loss)/income	11,809,125	$ 1,663,280	(2,032,348)	(321,455)
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of tax	(30,766)		1,327,761	(516,687)
Parent company | Reportable legal entity
Operating expenses:
Selling, general and administrative	(44,419)		(35,642)	(27,288)
Research and development	0		(629)	(852)
Total operating expenses	(44,419)		(36,271)	(28,140)
Loss from operations	(44,419)		(36,271)	(28,140)
Other (expense)/income:
Interest expense	(38,323)		(43,096)	(21,369)
Interest income and investment income, net	70,953		190,528	283,737
Equity in (loss)/income of subsidiaries	11,716,065		(2,300,538)	(563,106)
Others, net	(137)		177,165	7,423
(Loss)/Income before income tax	11,704,139		(2,012,212)	(321,455)
Income tax expense	(6)		(3)	0
Net (loss)/income	11,704,133		(2,012,215)	(321,455)
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of tax	(30,766)		1,327,761	(516,687)
Comprehensive (loss)/income	¥ 11,673,367		¥ (684,454)	¥ (838,142)